Segment information - Summary of Major Customer Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Revenue	$ 923	$ 911	$ 545
Company 1
Disclosure of major customers [line items]
Revenue	0	0	312
Company 2
Disclosure of major customers [line items]
Revenue	0	20	217
Company 3
Disclosure of major customers [line items]
Revenue	262	249	302
Company 4
Disclosure of major customers [line items]
Revenue	323	222	0
Company 5
Disclosure of major customers [line items]
Revenue	129	167	0
Company 6
Disclosure of major customers [line items]
Revenue	0	101	0
Company 7
Disclosure of major customers [line items]
Revenue	$ 206	$ 100	$ 0